FINANCIAL STATEMENTS

DECEMBER 31, 2017

 DECEMBER 31, 2017

TABLE OF CONTENTS

Report of Independent Registered Public Accounting Firm

1 - 2

Statement of Financial Condition

December 31, 2017

3

Statement of Operations

For the year ended December 31, 2017

4

Statement of Changes in Member’s Equity

For the year ended December 31, 2017

5

Statement of Cash Flows

For the year ended December 31, 2017

6

Notes to the Financial Statements

7 - 9

Supplemental Information

10 - 11

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Member of

Broadview Heights, Ohio

Opinion on the Financial Statements

We have audited the accompanying statement of financial condition of  (a Delaware corporation), as of , and the related statements of operations and changes in member’s equity and cash flows for the year then ended, and the related notes (collectively referred to as the financial statements).  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of  as of , and the results of its operations and its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of ’s management.  Our responsibility is to express an opinion on these financial statements based on our audit.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to , in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

         Independent Member

   B K R

         INTERNATIONAL

Firms In Principal Cities Worldwide

Supplemental Information

The Supplemental Schedule of Computation of Net Capital Pursuant to Rule 15c3-1 of the Securities and Exchange Commission, and the Supplement Schedule of Computation for Determination of Reserve Requirements and Information Relating to Possession or Control Requirements Pursuant to Rule 15c3-3 of the Securities and Exchange Commission have been subjected to audit procedures performed in conjunction with the audit of ’s financial statements.  The supplemental information is the responsibility of ’s management.  Our audit procedures include determining whether the supplemental information reconciles to the financial statements or the underlying accounting and other records, as applicable, and performing procedures to test the completeness and accuracy of the information presented in the supplemental information.  In forming our opinion on the supplemental information, we evaluated whether the supplemental information, including its form and content, is presenting in conformity with §240.17a-5.  In our opinion, the Supplemental Schedule of Computation of Net Capital Pursuant to Rule 15c3-1 of the Securities and Exchange Commission, and the Supplement Schedule of Computation for Determination of Reserve Requirements and Information Relating to Possession or Control Requirements Pursuant to Rule 15c3-3 of the Securities and Exchange Commission are fairly stated, in all material respects, in relation to the financial statements as a whole.

                                                  We have served as ’s auditor since 2008

                                                  Independence, Ohio

                                                           February 13,

ARBOR COURT CAPITAL, LLC
STATEMENT OF FINANCIAL CONDITION
December 31, 2017

ASSETS

Current Assets
Cash and cash equivalents	$ 197,478
Accounts receivable	13,754
Prepaid CRD account	2,797
Prepaid expenses	16,310

Total Current Assets	230,339

Other Assets
Goodwill	22,500

Total Other Assets	22,500

Total Assets	$ 252,839

LIABILITIES AND MEMBER'S EQUITY

Liabilities
Accrued Expenses	$ 1,200
Deferred Distribution Revenue	1,736

Total Liabilities	2,936

Member's Equity
Member's Equity	$ 249,903

Total Liabilities and Member's Equity	$ 252,839

See accompanying notes to financial statements.
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ARBOR COURT CAPITAL, LLC
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2017

Revenue
Compliance services	$ 3,125
Distribution services	69,360
Markup income	3,172
Prepaid Distribution Services	7,008
Fees	2,625
85,290

Expenses
Website Archiving	1,814
Education	210
Contract Services	245
Payroll Expense	25,650
Electronic Social Media	1,080
Email	5,882
FINRA Licenses and Permits	1,210
FINRA Registration Fees	18,140
Insurance	1,103
Professional Fees - Accounting	6,000
Rent	3,996
Computer & Copy Expense	505
Telephone	400
Utilities	439
Signature Guarantee	625
SIPC	167
Other Expenses	260
Total Expenses	67,726

Net Income (Loss) from Operations	17,564

Other Income
Other income	1,623
Interest income	33
Total Other Income	1,656

Net Income (Loss)	$ 19,220

See accompanying notes to financial statements.
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ARBOR COURT CAPITAL, LLC
STATEMENT OF CHANGES IN MEMBER'S EQUITY
FOR THE YEAR ENDED DECEMBER 31, 2017

Beginning Balance	$ 230,683

Net Income	19,220

Ending Balance	$ 249,903

See accompanying notes to financial statements.
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ARBOR COURT CAPITAL, LLC
STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 2017

Cash Flows From Operating Activities:
Net income	$ 19,220
Adjustments to reconcile net income to net cash provided by operating activities	-
(Increase) decrease in assets:
Prepaid expenses and other current assets	2,669
Accounts receivable	141
Increase (decrease) in liabilities:
Deferred Revenue	(8)
Accrued Expenses	-
Net Cash Provided by Operating Activities	22,022

Net Increase in Cash and Cash Equivalents	22,022

Cash and Cash Equivalents - January 1, 2017	175,456

Cash and Cash Equivalents - December 31, 2017	$ 197,478

Supplemental Disclosure of Cash Flow Information:
Interest paid	$ -
Income taxes paid	$ -

See accompanying notes to financial statements.
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NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2017

ORGANIZATION

 (the Company) is a FINRA registered broker dealer whose primary function is to serve as distributor for mutual funds.  The broker dealer functions as distributor whose job is to review mutual funds advertising for adherence to FINRA compliance standards, to engage other dealers in order to place our client’s funds onto brokerage platforms, and to provide new mutual funds with membership into the National Securities Clearing Corporation (NSCC) in order to access to the FundSERV platform. NSCC membership is a time consuming application process, however, the firm is experienced with the process and FundSERV eligibility will allow the Company’s mutual fund clients to clear mutual fund transactions electronically across the most popular brokerage platforms on Wall Street.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Accounting Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Income Taxes

The Company is a limited liability company. Its member is taxed on the Company’s taxable income. No provision for federal or state income taxes has been included in the financial statements.

Reporting periods ending December 31, 2014, December 31, 2015, December 31, 2016 and December 31, 2017 are subject to examination by major taxing authorities.

Cash and Cash Equivalents

The Company considers financial instruments with an original maturity of less than 90 days to be cash equivalents.

Goodwill

Goodwill is reviewed for possible impairment at least annually or more frequently upon the occurrence of an event or when circumstances indicate that the entity’s carrying value is greater than its fair value.  At December 31, 2017, the Company determined that fair value of the goodwill was greater than its carrying value.  Accordingly, no impairment was recorded for the year ended December 31, 2017.

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2017

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Accounts Receivable

The Company uses the reserve method of accounting for bad debts. The allowance for doubtful accounts was $0 at December 31, 2017.

Revenue Recognition

Revenue is recognized using the accrual basis of accounting.  The Company invoices each client at the end of the month.  This invoice includes out of pocket expenses incurred during the month and the client’s monthly fee.

COMMITMENTS / RELATED PARTY

The Company’s affiliate, Mutual Shareholder Services LLC (“MSS”), has an expense sharing agreement for office facilities in Suite 400.  This expense sharing agreement covers the cost of rent, offices supplies, insurance, utilities, telephone, computer usage, and copy machines.  The monthly fee for these expenses is $500.  As of December 31, 2017 Arbor Court Capital, LLC owes $0 to MSS.

Greg Getts is the President of Arbor Court Capital, LLC and also an interested trustee of the MSS Series Trust.  A client of Arbor Court Capital, LLC, CCA Aggressive Return Fund, is series of the MSS Series Trust and therefore are related party.  During the year ended December 31, 2017, CCA Aggressive Return Fund paid Arbor Court Capital, LLC $11,547 for distribution services performed during the year.  At December 31, 2017, CCA Aggressive Return Fund owed $2,542.

NET CAPITAL PROVISION OF RULE 15c3-1

The Company is subject to the Securities and Exchange Commission (SEC) uniform net capital rule (Rule 15c3-1) which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1.  At December 31, 2017,  had net capital of $194,542 which was $189,542 in excess of its required net capital of $5,000.  ’s ratio of aggregate indebtedness to net capital was 1.5%.

EXEMPTION FROM RULE 15c3-3

The Company acts as a broker or dealer with limited business activities.  The Company operates under Section (k)(ii) of Rule 15c3-3 of the Securities Exchange Act of 1934 and is therefore exempt from the requirements of Rule 15c3-3.

CONCENTRATION OF CREDIT RISK

The Company maintains cash in financial institutions which may, from time to time exceed the federally insured level.

NEW ACCOUNTING PRONOUNCEMENT

The new revenue recognition standard will eliminate the transaction- and industry-specific revenue recognition guidance under current GAAP and replace it with a principle-based approach for determining revenue recognition. Per FASB ASC 606-10-05-3: The core principle of the revenue recognition standard is that an entity should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. As discussed in FASB ASC 606-10-05-4: An entity recognizes revenue in accordance with the core principle by applying the following steps: 1. Identify the contract(s) with a customer. 2. Identify the performance obligations in the contract. 3. Determine the transaction price. 4. Allocate the transaction price to the performance obligations in the contract. 5. Recognize revenue when (or as) the entity satisfies a performance obligation.  The Company is required to adopt the new standard as of January 1, 2018.  The new accounting pronouncement is not expected to have any material impact on the financial statements or policies and procedures of the Company.

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Company through the issuance of these financial statements dated February 13, 2018 and has noted no such events requiring disclosure.

SUPPLEMENTAL INFORMATION

PURSUANT TO RULE 17a-5 OF THE

SECURITIES EXCHANGE ACT OF 1934

DECEMBER 31, 2017

COMPUTATION FOR DETERMINATION OF RESERVE REQUIREMENTS

AND INFORMATION RELATING TO POSSESSION OR CONTROL

REQUIREMENTS PURSUANT TO RULE 15c3-3 OF THE

SECURITIES AND EXCHANGE COMMISSION

DECEMBER 31, 2017

The Company is not required to present the schedule “Computation for Determination of Reserve Requirements under Rule 15c3-3” and “Information for Possession or Control Requirements Under Rule 15c3-3” as it meets the exemptive provisions of Rule 15c3-3.

Schedule I
ARBOR COURT CAPITAL, LLC
COMPUTATION OF NET CAPITAL
PURSUANT TO RULE 15c3-1 OF THE
SECURITIES AND EXCHANGE COMMISSION
DECEMBER 31, 2017

Net Capital
Total members' equity from statement of financial condition	$ 249,903

Less: Non-allowable assets:
Prepaid Expenses	(19,107)
Accounts receivable	(13,754)
Goodwill	(22,500)
(55,361)

Net Capital	194,542

Computation of Aggregate Indebtedness
Accounts payable and accrued expenses	2,936

Computation of Basic Net Capital Requirement -
6 2/3% of Aggregate Indebtedness	$ 196

Minimum Required Net Capital	$ 5,000

Net Capital Requirement	$ 5,000

Excess Net Capital	$ 189,542

Excess Net Capital at 1,000%	$ 194,248

Ratio of Aggregate Indebtedness to Net Capital	1.5%

A reconciliation of the computation of net capital under Rule 15c3-1 as included in the Company's unaudited Form X-17a-5 as of December 31, 2017, filed with the Securities and Exchange Commission and the amount included in the accompanying Schedule I Computation is not required as there are no material differences.

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